Events after the Balance Sheet Date - Additional Informations (Detail) € in Millions, £ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 29, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Cash payment received from disposal of business | £				£ 83	£ 19	£ (54)
Deferred income from vendor notes | £				387	322
Borrowings | £				£ 720	£ 1,085
1.875% notes due 2021 [member]
Disclosure of non-adjusting events after reporting period [line items]
Tender offer amount | €								€ 250
Disposal of major subsidiary [member] | US K12 Courseware [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration received | $	$ 250
Cash payment received from disposal of business | $	25
Disposal of major subsidiary [member] | Vendors note [member] | US K12 Courseware [member]
Disclosure of non-adjusting events after reporting period [line items]
Deferred income from vendor notes | $	$ 225
Repayment percentage entitled for equity holders in future cash flow	20.00%
Repayment percentage accounted as net proceeds in future cash flow	20.00%
Disposal of major subsidiary [member] | Buy-in policies [member] | UK Group plan [member] | Legal & general [member]
Disclosure of non-adjusting events after reporting period [line items]
Insurance expense | £			£ 500
Percentage of pensioner liabilities matched with policies			95.00%
Tender offer to repurchase notes [member]
Disclosure of non-adjusting events after reporting period [line items]
Tender offer amount | €							€ 55
Tender offer to repurchase notes [member] | 1.875% notes due 2021 [member]
Disclosure of non-adjusting events after reporting period [line items]
Tender offer amount | €							€ 500
Tender offer to repurchase notes [member] | Revolving credit facilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $		$ 1,190
Borrowing maturity		February 2024
Bottom of range [member] | Disposal of major subsidiary [member] | Vendors note [member] | US K12 Courseware [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected repayment period	3 years
Top of range [member] | Disposal of major subsidiary [member] | Vendors note [member] | US K12 Courseware [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected repayment period	7 years